Income Tax (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Segregation of Income Tax Provision Based on Location of Operations

This future taxable income arises from reversing temporary differences due to the excess of the book carrying value of oil and gas properties over their corresponding tax bases. Management is not relying on other sources of taxable income in concluding that no valuation allowance is needed.

Year Ended December 31, 2014(1)
(in thousands)
Current
Federal	$—
State	132

Total current	132

Deferred
Federal	71,838
State	(171)

Total deferred	71,667

Total income tax expense	$71,799

(1)	For the 2013 and 2012 comparable periods, the calculation is not applicable as the Company was not a taxable entity until June 25, 2014.

Schedule of Effective Income Tax Rate Reconciliation

The Company’s income tax expense differs from the amount derived by applying the statutory federal rate to pretax loss principally due the effect of the following items (in thousands):

Year Ended December 31, 2014(1)
Loss before income taxes	$(111,377)
Statutory rate	35%

Income tax benefit computed at statutory rate	(38,982)

Reconciling items:
Non-deductible pre-IPO loss	13,264
State income taxes	(39)
Other, net	71
Change in tax status	97,609
Gain on acquisition of Eclipse Operating	(124)

Income tax expense	$71,799

(1)	For the 2013 and 2012 comparable periods, the calculation is not applicable as the Company was not a taxable entity until June 25, 2014.

Components of Deferred Tax Assets and Liabilities

The components of our deferred taxes are detailed in the table below (in thousands):

Year Ended December 31, 2014(1)
Current deferred tax asset:
State effect of current deferreds	$104
Other, net	2,140

Net current deferred tax asset	$2,244

Non-current deferred tax asset:
Federal tax loss carryforwards	$127,497
State effect of non-current deferreds	21
Other, net	668

Net non-current deferred tax asset	$128,186

Current deferred tax liability:
Derivative instruments and other	$6,966
Other, net	524

Net current deferred tax liability	$7,490

Non-current deferred tax liability:
Oil and gas properties and equipment	$194,900
Other, net	—

Net non-current deferred tax liability	$194,900

Reflected in the accompanying balance sheet as:
Net deferred tax liability—current	$5,246
Net deferred tax liability—noncurrent	$66,714

(1)	For the 2013 and 2012 comparable periods, the calculation is not applicable as the Company was not a taxable entity until June 25, 2014.